Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of liabilities [line items]
Net amount presented, Financial assets	$ 155,096	$ 164,859
Net amount presented, Financial liabilities	354,020	368,715
Trade And Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized, Financial liabilities	20,190	28,167
Gross amounts offset, Financial liabilities	(1,688)	(1,554)
Net amount presented, Financial liabilities	18,502	26,613
Trade And Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized, Financial assets	36,211	34,385
Gross amounts offset, Financial assets	(1,688)	(1,554)
Net amount presented, Financial assets	$ 34,523	$ 32,831